OPERATING LEASE (Tables)	12 Months Ended
Dec. 31, 2019
OPERATING LEASE
Schedule of Supplemental consolidated balance sheet information related to leases

December 31, 2019
RMB

Right-of-use assets	45,446
Operating lease liabilities - current	32,892
Operating lease liabilities – non-current	10,075
Total lease liabilities	42,967
Weighted average remaining lease term	1.75
Weighted average discount rate	6.14%

Schedule of supplemental cash flow information related to leases

2019
RMB
Cash paid for amounts included in the measurement of lease liabilities	134,071
Right-of-use assets obtained in exchange for operating lease liabilities	87,350

Schedule of maturities of lease liabilities

December 31, 2019
RMB
2020	34,236
2021	8,668
2022	334
2023	334
2024	334
Thereafter	712
Total operating lease payments	44,618
Less: imputed interest	(1,651)
Total lease liabilities	42,967

Schedule of future minimum lease payments for operating leases under the previous lease standard ("ASC 840")

December 31, 2018
RMB
2019	102,057
2020	51,969
2021	30,392
2022	26,913
2023	23,203
Thereafter	110,980
Total operating lease payments	345,514